Debt - Additional Information (Detail) $ in Thousands, $ in Thousands									6 Months Ended
	Jun. 21, 2021 MXN ($)	May 21, 2021 USD ($)	May 10, 2021 USD ($)	Apr. 22, 2021 MXN ($)	Apr. 13, 2021 MXN ($)	Mar. 23, 2021 MXN ($)	Jan. 31, 2021 MXN ($)	Jan. 22, 2021 MXN ($)	Jun. 30, 2021 MXN ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 MXN ($)	Jun. 30, 2021 USD ($)	Jan. 22, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Nov. 25, 2020 MXN ($)	Nov. 25, 2020 USD ($)
Disclosure of debt [line items]
Domestic net debt																$ 22,000,000
External net debt																	$ 1,000,000
Borrowings									$ 2,264,714,818					$ 2,232,694,117		$ 42,000,000	$ 2,100,000
Repayment of revolving credit lines									699,214,601		$ 494,855,903
Available credit lines									189,480,790
Term Loan [Member]
Disclosure of debt [line items]
Borrowings			$ 400,000
Term Loan [Member] | Tranche One [Member]
Disclosure of debt [line items]
Borrowings			$ 65,000
Maturity			March 2031
Interest rate basis description			LIBOR plus 48 basis points
Term Loan [Member] | Tranche Two [Member]
Disclosure of debt [line items]
Borrowings			$ 335,000
Maturity			March 2031
Interest rate basis description			LIBOR plus 48 basis points
Lines Of Credit [Member]
Disclosure of debt [line items]
Borrowings									181,515,318		$ 32,500,000	$ 7,525,000
Line of credit									37,000,000			7,700,000
Available credit lines									$ 4,500,000			175,000
Promissory Note [Member]
Disclosure of debt [line items]
Borrowings							$ 2,500,000
Maturity						January 2021	180
Promissory Note [Member] | TIIE Plus Two Four Zero Basis Points [Member]
Disclosure of debt [line items]
Notes issued								$ 2,500,000
Maturity								July 2021
Interest rate basis description								Tasa de Interés Interbancaria de Equilibrio (“TIIE”) plus 240 basis points
Promissory Note [Member] | TIIE Plus Two Four Eight Basis Points [Member]
Disclosure of debt [line items]
Borrowings								$ 4,000,000
Maturity								July 2021
Interest rate basis description								TIIE plus 248 basis points
Promissory Note [Member] | TIIE Plus Two One Five Basis Points [Member]
Disclosure of debt [line items]
Notes issued					$ 1,500,000
Maturity					July 2021
Interest rate basis description					TIIE plus 215 basis points
Renewed Promissory Note [Member]
Disclosure of debt [line items]
Borrowings				$ 4,000,000		$ 2,000,000
Maturity				October 2021
Interest rate basis description				TIIE plus 248 basis points		TIIE plus 238 basis points
Renewal term						90 days
Credit Line Due January Two Thousand Thirty One [Member]
Disclosure of debt [line items]
Maturity								January 2031
Interest rate basis description								London Inter Bank Offered Rate (LIBOR) plus 138 basis points
Revolving credit maximum borrowing capacity													$ 152,237
Renewed and Restructured Term Loan [Member]
Disclosure of debt [line items]
Borrowings		$ 300,000
Interest rate basis description		LIBOR plus a variable margin between 170 and 345 basis points
Renewed Promissory Note Of March Two Thousand Twenty One [Member]
Disclosure of debt [line items]
Borrowings	$ 2,000,000
Interest rate basis description	TIIE plus 260 basis points
Renewal term	180 days
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Revolving credit facility amount												25,095,575
Repayment of revolving credit lines										$ 25,209,441
Revolving credit amount outstanding												$ 2,273,199			$ 2,387,065